NON-WHOLLY OWNED SUBSIDIARIES - Investments In Material Non-Wholly Owned Subsidiaries (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of subsidiaries [line items]
Current assets	$ 6,433	$ 4,076
Non-current assets	9,371	4,117
Current liabilities	5,690	2,556
Non-current liabilities	4,050	1,599
Revenues	22,823	7,960	$ 6,753
Net income (loss)	215	(202)	269
OCI	109	133	(309)
Equity to others ownership interest	3,026	1,537
Business services
Disclosure of subsidiaries [line items]
Revenues	16,224	2,006	1,691
Industrial operations
Disclosure of subsidiaries [line items]
Revenues	1,662	1,280	892
Energy
Disclosure of subsidiaries [line items]
Revenues	280	286	337
Subsidiaries with material non-controlling interests
Disclosure of subsidiaries [line items]
Current assets	3,701	1,212	1,020
Non-current assets	7,556	2,843	3,109
Current liabilities	3,678	751	552
Non-current liabilities	3,679	1,275	1,554
Revenues	17,589	2,838	2,086
Net income (loss)	0	(298)	165
OCI	0	47	(202)
Profit/(loss) allocated to others ownership interest	0	(191)	37
Distributions to others ownership interest	0	18	18
Equity to others ownership interest	2,814	1,329	1,232
Subsidiaries with material non-controlling interests | Business services
Disclosure of subsidiaries [line items]
Current assets	2,606	437	274
Non-current assets	1,744	494	420
Current liabilities	2,774	402	232
Non-current liabilities	948	253	213
Revenues	15,676	1,347	917
Net income (loss)	45	25	126
OCI	11	5	(24)
Profit/(loss) allocated to others ownership interest	35	15	15
Distributions to others ownership interest	46	8	13
Equity to others ownership interest	476	198	152
Subsidiaries with material non-controlling interests | Industrial operations
Disclosure of subsidiaries [line items]
Current assets	1,016	728	692
Non-current assets	4,820	1,262	1,499
Current liabilities	582	282	287
Non-current liabilities	2,600	563	817
Revenues	1,646	1,279	855
Net income (loss)	0	(226)	(31)
OCI	0	28	(58)
Profit/(loss) allocated to others ownership interest	0	(148)	(18)
Distributions to others ownership interest	0	0	3
Equity to others ownership interest	1,988	774	673
Subsidiaries with material non-controlling interests | Energy
Disclosure of subsidiaries [line items]
Current assets	79	47	54
Non-current assets	992	1,087	1,190
Current liabilities	322	67	33
Non-current liabilities	131	459	524
Revenues	267	212	314
Net income (loss)	0	(97)	70
OCI	0	14	(120)
Profit/(loss) allocated to others ownership interest	0	(58)	40
Distributions to others ownership interest	0	10	2
Equity to others ownership interest	$ 350	$ 357	$ 407